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                              BISHOP STREET FUNDS
                           STATEMENT OF CERTIFICATION
                            PURSUANT TO RULE 497(j)


Bishop Street Funds (the "Trust") hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A (File Nos. 33-80514 and 811-80514) which was filed electronically on April 27, 2001 (Accession No. 0000893220-01-500097).



Bishop Street Funds
/s/ William Zitelli, Jr.
_________________________
By: William Zitelli, Jr.
Title: Vice President & Assistant Secretary

Date: May 4, 2001